Intangible Assets (Details) - Schedule of intangible assets - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 767,000
Accumulated Amortization	144,432
Impairment
Net carrying value	622,568	$ 673,544
Customer relationship and lists [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	136,000
Accumulated Amortization	89,386
Impairment
Net carrying value	46,614	78,162
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	631,000
Accumulated Amortization	55,046
Impairment
Net carrying value	$ 575,954	$ 595,382